Related party transactions - Additional Information (Details) £ in Thousands	Dec. 31, 2022 GBP (£)
Gladstone Consultancy Partnership
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts paid, related party transactions	£ 60